RIGHT-OF-USE-OF ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use-of Assets And Lease Liabilities
SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITIES

ROU Asset	Office
Balance - December 31, 2020	$38,660
Depreciation during the year	(31,480)
Lease termination	(7,180)
Foreign currency translation differences	-
Balance - December 31, 2021	-

Lease Liability	Total
Balance - December 31, 2020	$39,385
Interest expense	3,383
Lease payment	(35,831)
Lease termination	(6,937)
Balance - December 31, 2021	-